UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2010
                                              ------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------

  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RMF GP, LLC
                  --------------------------------------
Address:          650 Madison Ave.
                  --------------------------------------
                  New York, NY 10022
                  --------------------------------------


Form 13F File Number:  28-
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Craig Huff
                  --------------------------------------
Title:            Co-Chief Executive Officer
                  --------------------------------------
Phone:            (212) 610-9000
                  --------------------------------------

Signature, Place, and Date of Signing:

     /s/ Craig Huff                New York, NY             February 14, 2011
-------------------------  ---------------------------   ----------------------
      [Signature]                    [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                            ----------------------------

Form 13F Information Table Entry Total:                   17
                                            ----------------------------

Form 13F Information Table Value Total:                $226,683
                                            ----------------------------
                                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                            FORM 13F INFORMATION TABLE

       COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
       --------        --------  --------    --------   ------------------------      --------    --------   -----------------------

                        TITLE                 VALUE      SHRS OR     SH/    PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS    CUSIP    (x$1000)     PRN AMT     PRN    CALL     DISCRETION   MANAGERS    SOLE    SHARED  NONE

APPLE INC                 COM     37833100     8,290     25,700      SH                SOLE                   25,700
BROADRIDGE FINL
SOLUTIONS IN              COM    11133T103    11,301    515,300      SH                SOLE                   515,300
COCA COLA ENTERPRISES
INC NE                    COM    19122T109    35,868  1,433,000      SH                SOLE                   1,433,000
CVR ENERGY INC            COM    12662P108    19,628  1,293,026      SH                SOLE                   1,293,026
ELLINGTON FINANCIAL
LLC                       COM    288522303    13,344    600,000      SH                SOLE                   600,000
HUNTSMAN CORP             COM    447011107    12,324    789,500      SH                SOLE                   789,500
IESI BFC LTD              COM    44951D108       758     31,200      SH                SOLE                   31,200
INGRAM MICRO INC         CL A    457153104    12,350    646,928      SH                SOLE                   646,928
NATIONAL FUEL GAS CO
N J                       COM    636180101    54,041    823,548      SH                SOLE                   823,548
RANGE RES CORP            COM    75281A109       711     15,800      SH                SOLE                   15,800
SABRA HEALTH CARE
REIT INC                  COM    78573L106     9,158    497,717      SH                SOLE                   497,717
SCHWEITZER-MAUDUIT
INTL INC                  COM    808541106    14,630    232,512      SH                SOLE                   232,512
SOTHEBYS                  COM    835898107       869     19,300      SH                SOLE                   19,300
SPDR S&P 500 ETF TR       PUT    78462F953       337        800             PUT        SOLE                   800
SUN HEALTHCARE GROUP
INC NEW                   COM    86677E100     8,672    685,017      SH                SOLE                   685,017
VALERO ENERGY CORP NEW    PUT    91913Y950        32      1,000             PUT        SOLE                   1,000
WILLIAMS COS INC DEL      COM    969457100    24,371    985,900      SH                SOLE                   985,900



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